Equity Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Investments
Schedule of Equity Investments

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	1,248	1,248	0	827	827
Investments in associates	0	26	26	0	32	32
Total	0	1,274	1,274	0	859	859
Other financial assets	448	1,536	1,984	990	1,155	2,145
% of other financial assets	0	83	64	0	74	40

Schedule of financial commitments in venture capital funds

€ millions	2018	2017
Investments in venture capital funds	187	182

Schedule of financial commitments maturities in venture capital funds

€ millions	12/31/2018
Investments in Venture
Capital Funds
Due 2019	187
Due 2020 to 2023	0
Due thereafter	0
Total	187